As filed with the Securities and Exchange Commission on May _____, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

THE MERGER FUND VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for service)

914-741-5600
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
March 31, 2005 (unaudited)

Shares		Value

COMMON STOCKS - 59.05%*

	Aerospace - 3.76%*
2,500	United Defense Industries, Inc.	$ 183,550

	Banks - 0.60%*
1,538	Riggs National Corporation **	29,360

	Broadcasting - 0.47%*
330	Lin TV Corp - Class A **	5,587
1,038	News Corporation - Class A	17,563
		23,150

	Brokerage Services - 2.16%*
17,919	Instinet Group Incorporated (5) **	105,364

	Computer Services - 1.87%*
2,650	SunGard Data Systems Inc. **	91,425

	Consulting Services - 0.32%*
1,650	Gartner, Inc. - Class B (2) **	15,427

	Cosmetics & Toiletries - 2.42%*
2,344	The Gillette Company (3)	118,325

	Entertainment - 1.21%*
4,500	Hollywood Entertainment Corporation **	59,265

	Healthcare Facilities - 0.10%*
400	Beverly Enterprises, Inc. **	4,952

	Hospitals and Nursing Homes - 0.80%*
1,625	Province Healthcare Company **	39,146

	Hotels & Gaming - 6.28%*
2,164	Caesars Entertainment, Inc. **	42,826
3,750	Mandalay Resort Group **	264,338
		307,164

	Medical Products- 7.66%*
3,750	Guidant Corporation (2)	277,125
1,390	INAMED Corporation **	97,133
		374,258

	Medical Research - 0.47%*
400	Sepracor Inc. (3) **	22,964

	Oil & Gas Exploration - 2.04%*
6,200	Magnum Hunter Resources, Inc. (5) **	99,882

	Optical Recognition Equipment- 2.55%*
7,750	Creo Inc. (1) **	124,465

	Pharmaceuticals - 0.30%*
1,780	King Pharmaceuticals, Inc. **	14,792

	Pharmacy Services - 2.53%*
2,700	Accredo Health, Incorporated (2) **	119,907
75	Medco Health Solutions, Inc. **	3,718
		123,625

	Retail - 4.35%*
500	J.C. Penney Company, Inc.	25,960
875	May Department Stores Company	32,393
400	The Neiman Marcus Group, Inc. - Class A	36,604
775	OfficeMax Inc.	25,962
3,550	Toys "R" Us, Inc. **	91,448
		212,367

	Semiconductors - 1.69%*
3,100	DuPont Photomasks, Inc. (4) **	82,677

	Specialty Steel - 5.37%*
6,650	International Steel Group, Inc. (2) **	262,675

	Telephony - 10.12%*
1,500	MCI Inc.	37,380
4,870	Nextel Communications, Inc. - Class A (3) **	138,405
13,100	NextWave Telecom Inc. - Class B **	104,145
10,645	Price Communications Corporation (2) **	186,288
750	Western Wireless Corporation - Class A **	28,470
		494,688

	Trucking - 1.98%*
2,000	USF Corporation	96,520

	TOTAL COMMON STOCKS
	(Cost $2,841,055)	2,886,041

Principal Amount

CORPORATE BONDS - 1.39%*
	Adelphia Communications Corporation:
24,000	9.38%, 11/15/2009 D	21,600
50,000	10.25%, 06/15/2011 D	46,375

	TOTAL CORPORATE BONDS (Cost $67,999)	67,975

SHORT-TERM INVESTMENTS - 64.86% *
3,169,802	First American Prime Obligations Fund	3,169,802

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,169,802)	3,169,802

	TOTAL INVESTMENTS
	(Cost $6,078,856)	$6,123,818

ADR- American Depository Receipt
* Calculated as a percentage of net assets.
** Non-income producing security.
D Security in default.
(1) Foreign security.
(2) All or a portion of the shares have been committed as collateral for open short positions.
(3) All or a portion of the shares have been committed as collateral for written option contracts.
(4) All or a portion of the shares have been committed as collateral for short foreign currency contracts.
(5) All or a portion of the shares have been committed as collateral for equity swap contracts.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2005 (unaudited)

Shares		Value
405	ALLTEL Corporation	$ 22,214
2,600	Cimarex Energy Co.	101,400
72	Federated Department Stores, Inc.	4,582
1,650	Gartner, Inc. - Class A	15,790
460	Harrah's Entertainment, Inc.	29,707
1,560	Johnson & Johnson	104,770
439	LifePoint Hospitals, Inc.	19,246
1,100	Medco Health Solutions, Inc.	54,527
1,965	Medicis Pharmaceutical Corporation - Class A	58,911
1,905	Mittal Steel Company NV - Class A - NYS	61,627
1,040	News Corporation - Class B	18,314
88	PNC Financial Services Group, Inc.	4,530
2,280	The Procter & Gamble Company	120,840
5,920	Sprint Corporation	134,680
1,411	Verizon Communications Inc.	50,091
900	Yellow Roadway Corporation	52,686

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $842,432)	$ 853,915

	NYS - New York Shares

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
March 31, 2005 (unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS
4	Beverly Enterprises, Inc.	$ 28
	Expiration April 16, 2005, Exercise Price $12.50
2	Federated Department Stores, Inc.	1,740
	Expiration April 16, 2005, Exercise Price $55.00
45	Hollywood Entertainment Corporation	3,375
	Expiration May 21, 2005, Exercise Price $12.50
5	Instinet Group Incorporated	460
	Expiration May 21, 2005, Exercise Price $5.00
5	J. C. Penney Company, Inc.	24,450
	Expiration April 16, 2005, Exercise Price $47.50
4	King Pharmaceuticals, Inc.	20
	Expiration April 16, 2005, Exercise Price $10.00
15	MCI Inc.	3,675
	Expiration April 16, 2005, Exercise Price $22.50
8	Mittal Steel Company NV	2,480
	Expiration April 16, 2005, Exercise Price $30.00
4	The Neiman Marcus Group, Inc.	5,200
	Expiration April 16, 2005, Exercise Price $80.00
	OfficeMax Inc.:
4	Expiration April 16, 2005, Exercise Price $32.50	468
3	Expiration April 16, 2005, Exercise Price $35.00	60
13	SunGard Data Systems Inc.	5,850
	Expiration April 16, 2005, Exercise Price $30.00
	TOTAL OPTIONS WRITTEN
	(Premiums received $15,717)	$ 47,806

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

CERTIFICATION

I, Frederick W. Green, certify that:

1.	I have reviewed this report on Form N-Q of The Merger Fund VL;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 12, 2005	/s/ Frederick W. Green
Frederick W. Green President

CERTIFICATION

I, Bonnie L. Smith, certify that:

1.	I have reviewed this report on Form N-Q of The Merger Fund VL;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 12, 2005	/s/ Bonnie L. Smith
Bonnie L. Smith Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Merger Fund VL

By (Signature and Title) /s/ Frederick W. Green
                                                             Frederick W. Green, President
Date May 12, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Frederick W. Green
Frederick W. Green, President
            Date May 12, 2005

By (Signature and Title)  /s/ Bonnie L. Smith
Bonnie L. Smith, Treasurer
            Date May 12, 2005